Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 3,087	$ 2,953
Net change in total valuation allowance	134	$ (656)	$ (1,532)
Major foreign subsidiaries NOL	1,509
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	67,843
Deferred tax assets relating to net operating losses and other carryforwards, not subject to expiration	1,085
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	$ 424
Maximum period for which NOL carryforwards can be utilized	20 years
Effective income tax rate	26.50%	26.50%	25.00%
Undistributed earnings of foreign subsidiaries	$ 11,322
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	9,708
Contingent income tax liabilities, Dividend distribution	2,427
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	18,335
Contingent income tax liabilities, Dividend distribution	4,584
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Net change in total valuation allowance	(174)
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	$ 18,255